Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	ANTELOPE ENTERPRISE HOLDINGS LTD.
Entity Central Index Key	0001470683
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1802
Entity Address, Address Line Two	Block D, Zhonghai International Center
Entity Address, Address Line Three	Hi-Tech Zone
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	(28) 8532 4355
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 7540
Entity Address, Address Line Two	The Empire State Building,
Entity Address, Address Line Three	350 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	+1
Local Phone Number	(838) 500 8888
Contact Personnel Name	Weilai Zhang